Annual Fund Operating Expenses - American Century International Bond Fund	Mar. 01, 2026
EMERGING MARKETS DEBT FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.91%
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.81%
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.71%
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	1.16%
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.99%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	1.91%
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	1.41%
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.71%
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.66%
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.71%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.03%
GLOBAL BOND FUND | GLOBAL BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.85%
GLOBAL BOND FUND | GLOBAL BOND FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.75%
GLOBAL BOND FUND | GLOBAL BOND FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.65%
GLOBAL BOND FUND | GLOBAL BOND FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.10%
GLOBAL BOND FUND | GLOBAL BOND FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.85%
GLOBAL BOND FUND | GLOBAL BOND FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.35%
GLOBAL BOND FUND | GLOBAL BOND FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.65%
GLOBAL BOND FUND | GLOBAL BOND FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.60%
GLOBAL BOND FUND | GLOBAL BOND FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.58%)	[3]
Net Expenses (as a percentage of Assets)	0.02%

[1]	The advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until February 28, 2027 and cannot terminate it prior to such date without the approval of the Board of Trustees.
[2]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.
[3]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.